IMPAIRMENT - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key assumptions for determining the recoverable amount
Maturity period for an United States Treasury bond	20 years
Percentage of equity market risk premium	6.00%	5.50%	5.50%
Russia
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	10.60%	9.70%	11.20%
Average annual revenue growth rate during forecast period (as a percent)	1.90%	2.40%	2.40%
Terminal growth rate (as a percent)	1.00%	1.00%	1.00%
Average operating margin (as a percent)	36.40%	38.60%	44.10%
Average CAPEX as a percentage of revenue (as a percent)	15.70%	15.90%	16.50%
Ukraine
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	17.10%	17.20%	18.20%
Average annual revenue growth rate during forecast period (as a percent)	3.90%	3.60%	3.90%
Terminal growth rate (as a percent)	2.00%	1.00%	3.00%
Average operating margin (as a percent)	49.90%	44.90%	44.90%
Average CAPEX as a percentage of revenue (as a percent)	15.60%	17.00%	19.10%
Algeria
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	10.70%	9.80%	11.40%
Average annual revenue growth rate during forecast period (as a percent)	1.00%	(0.80%)	(0.90%)
Terminal growth rate (as a percent)	3.00%	3.00%	4.00%
Average operating margin (as a percent)	46.20%	50.80%	48.70%
Average CAPEX as a percentage of revenue (as a percent)	14.80%	15.80%	16.30%
Pakistan
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	15.00%	14.30%	15.70%
Average annual revenue growth rate during forecast period (as a percent)	5.00%	7.60%	4.80%
Terminal growth rate (as a percent)	4.00%	4.00%	5.00%
Average operating margin (as a percent)	43.60%	33.30%	39.20%
Average CAPEX as a percentage of revenue (as a percent)	15.30%	14.30%	14.10%
Bangladesh
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	12.70%	11.90%	13.40%
Average annual revenue growth rate during forecast period (as a percent)	5.00%	6.40%	6.50%
Terminal growth rate (as a percent)	4.60%	4.70%	5.90%
Average operating margin (as a percent)	38.70%	44.90%	41.20%
Average CAPEX as a percentage of revenue (as a percent)	14.30%	14.60%	15.80%
Kazakhstan
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	10.80%	12.40%	12.30%
Average annual revenue growth rate during forecast period (as a percent)	3.20%	4.40%	3.50%
Terminal growth rate (as a percent)	2.40%	2.00%	3.00%
Average operating margin (as a percent)	44.50%	43.60%	52.30%
Average CAPEX as a percentage of revenue (as a percent)	17.90%	18.80%	20.30%
Kyrgyzstan
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	15.50%	14.50%	14.20%
Average annual revenue growth rate during forecast period (as a percent)	(1.50%)	(1.80%)	2.40%
Terminal growth rate (as a percent)	3.50%	2.50%	2.50%
Average operating margin (as a percent)	42.00%	43.90%	54.10%
Average CAPEX as a percentage of revenue (as a percent)	16.40%	17.00%	12.30%
Uzbekistan
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	15.30%	15.40%	18.40%
Average annual revenue growth rate during forecast period (as a percent)	6.90%	1.70%	1.70%
Terminal growth rate (as a percent)	6.50%	1.00%	2.00%
Average operating margin (as a percent)	42.90%	58.20%	61.20%
Average CAPEX as a percentage of revenue (as a percent)	14.10%	18.20%	16.30%
Armenia
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	13.00%	12.00%	12.90%
Average annual revenue growth rate during forecast period (as a percent)	(1.00%)	(2.80%)	(0.70%)
Terminal growth rate (as a percent)	3.00%	1.00%	2.00%
Average operating margin (as a percent)	29.70%	37.80%	35.50%
Average CAPEX as a percentage of revenue (as a percent)	19.60%	14.10%	11.80%
Georgia
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)	11.00%	10.30%	12.60%
Average annual revenue growth rate during forecast period (as a percent)	5.60%	6.40%	6.50%
Terminal growth rate (as a percent)	1.00%	1.00%	3.00%
Average operating margin (as a percent)	25.20%	25.70%	32.20%
Average CAPEX as a percentage of revenue (as a percent)	23.30%	17.30%	16.40%
Tajikistan
Key assumptions for determining the recoverable amount
Discount rate (functional currency) (as a percent)			13.50%
Average annual revenue growth rate during forecast period (as a percent)			(4.20%)
Terminal growth rate (as a percent)			2.00%
Average operating margin (as a percent)			42.40%
Average CAPEX as a percentage of revenue (as a percent)			13.60%